Acquisition - Additional Information (Detail) $ in Millions, $ in Billions		6 Months Ended
	May 17, 2017 CAD ($) shares	Jun. 30, 2018 CAD ($) a	May 17, 2017 USD ($) shares
Deep Basin Segment [Member]
Disclosure Of Business Combinations [Line Items]
Acres of land | a		3,000,000
FCCL Partnership [Member] | Oil Sands Segment [Member]
Disclosure Of Business Combinations [Line Items]
Percentage of ownership interest acquired	50.00%		50.00%
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure Of Business Combinations [Line Items]
Cash transferred from cash and cash equivalents			$ 10.6
Consideration transferred as common shares | shares	208,000,000		208,000,000
Contingent payments period	five years
Average crude oil price per barrel	$52.00
Quarterly contingent payment	$ 6	$ 6
FCCL and Deep Basin Acquisition [Member]
Disclosure Of Business Combinations [Line Items]
Increase in operating costs		47
Increase in depreciation, depletion and amortization		21
Increase in revaluation gain		31
Decrease in income taxes		$ 14